Stock-Based Compensation - Schedule of RSU Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 14, 2020
Weighted Average Grant Date Fair Value
Fair value of common stock (in dollars per share)	$ 9.20	$ 9.20
Social Finance, Inc. | Common Stock
Weighted Average Grant Date Fair Value
Fair value of common stock (in dollars per share)					$ 12.11
Social Finance, Inc. | Restricted stock units
Number of RSUs
Beginning balance (in shares)	25,591,913	14,512,888
Granted (in shares)	3,887,639	20,636,594
Modifications (in shares)		732,724
Vested (in shares)	(2,096,875)	(6,614,661)
Forfeited (in shares)	(550,945)	(3,675,632)
Ending balance (in shares)	26,831,732	25,591,913	14,512,888
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 13.06	$ 11.33
Granted (in dollars per share)	35.81	13.57	$ 11.28	$ 11.45
Vested (in dollars per share)	12.12	11.53
Forfeited (in dollars per share)	12.61	11.64
Ending balance (in dollars per share)	$ 16.44	$ 13.06	$ 11.33
Total fair value, RSUs granted	$ 25.4	$ 76.3	$ 50.4	$ 8.6